Stockholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2020	Aug. 22, 2020	May 31, 2020	Feb. 29, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 17, 2020
Temporary Equity [Line Items]
Convertible preferred stock then outstanding									123,313,703	113,762,318
Preferred stock authorized					100,000,000		100,000,000		0
Preferred stock per share					$ 0.01		$ 0.01		$ 0.01
Deffered offering cost									$ 0	$ 0
Common stock authorized					1,300,000,000		1,300,000,000		220,000,000	220,000,000
Common stock per share									$ 0.01	$ 0.01
Weighted-average grant date fair value of common stock									$ 5.56
Stock-based compensation expenses							$ 106,516	$ 8,675	$ 12,135	$ 7,669
Common stock reserve for issuance					63,226,337		63,226,337		157,998,948	142,495,607
Restricted stock units						2,860,880			2,616,345	440,915
Underwriting discounts and commissions							$ 49,336,000
Common stock issued					27,614,753		27,614,753
Expected Volatility Rate							(52.00%)	(50.00%)	(50.00%)	(47.00%)
Stock Issued During Period Value For Private Placement					$ 99,100,000
Sharebased Payment Arrangement Adjustment for Tax Withholding Obligation					24,157,000
Proceeds from issuance of common stock							$ 100,000,000
IPO [Member]
Temporary Equity [Line Items]
Sharebased Payment Arrangement Adjustment for Tax Withholding Obligation							24,157,000
Proceeds from issuance of common stock	$ 822,267,000
Restricted Stock [Member]
Temporary Equity [Line Items]
Unrecognized stock-based compensation					39,449,000		$ 39,449,000
Restricted stock units							13,039,392		2,616,345	440,915
weighted-average period							3 years
Stock based compensation expected to vest							$ 91,168,000	$ 1,297,000	$ 2,282,000	$ 2,448,000
Aggregate Intrinsic value of stock options Vested									$ 1,693,000	$ 2,448,000
Restricted Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Award Requisite Service Period							3 years		2 years
Restricted Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Award Requisite Service Period							4 years		4 years
2020 Equity Incentive Plan [Member]
Temporary Equity [Line Items]
Weighted-average grant date fair value of common stock							$ 4.17	$ 2.78
Unrecognized stock-based compensation					$ 12,688,000		$ 12,688,000
weighted-average period							2 years 7 months 13 days
Common stock, capital shares addition reserved for future issuance											3,710,240
2020 Equity Incentive Plan [Member] | IPO [Member]
Temporary Equity [Line Items]
Common stock reserve for issuance											31,275,204
2020 Employee Stock Purchase Plan [member]
Temporary Equity [Line Items]
Common stock reserve for issuance					3,084,218		3,084,218
Share-based compensation arrangement by share-based payment award, maximum employee subscription amount					$ 25,000,000		$ 25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date							85.00%
Executive Equity Awards [Member]
Temporary Equity [Line Items]
Share-based payment arrangement, accelerated cost						$ 5,659,000
Expected stock based compensation							$ 23,644,000
Executive Equity Awards [Member] | Chief Executive Officer [Member]
Temporary Equity [Line Items]
Stock options modified to accelerate the vesting and to eliminate the future service period						1,764,884
Executive Equity Awards [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Temporary Equity [Line Items]
Stock-based compensation expenses						$ 56,971,000
Restricted stock units						5,721,760
Number of restricted stock units issued							3,230,750
Share Based Payment Award Percentage Of Outstanding Stock Maximum							1.50%
Share Price					$ 9.96		$ 9.96
Expected Volatility Rate							(60.00%)
Executive Equity Awards [Member] | Restricted Stock [Member] | Chief Executive Officer Two [Member]
Temporary Equity [Line Items]
Restricted stock units						2,860,880
Executive Equity Awards [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member] | Chief Executive Officer [Member]
Temporary Equity [Line Items]
Percentage of fully-diluted outstanding capital stock							50.00%
Share Based Payment Award Percentage Of Outstanding Stock Maximum							0.75%
Executive Equity Awards [Member] | Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Chief Executive Officer [Member]
Temporary Equity [Line Items]
Percentage of fully-diluted outstanding capital stock							50.00%
Share Based Payment Award Percentage Of Outstanding Stock Maximum							0.75%
Equity Award Plan [Member]
Temporary Equity [Line Items]
weighted-average period									2 years 10 months 13 days	3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date									85.00%
Number of shares authorized									7,445,835
Intrinsic value of stock options exercised									$ 2,433,000	$ 2,726,000
Proceeds from issuance of common stock									1,036,000	635,000
Common Stock [Member] | Equity Award Plan [Member]
Temporary Equity [Line Items]
Unrecognized stock-based compensation									$ 31,581,000	$ 20,135,000
weighted-average grant date fair value of common stock									$ 2.81	$ 2.70
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock then outstanding					15,525,685		15,525,685
Common stock per share									$ 6.82
Value of convertible preferred stock					$ 801,813,000		$ 801,813,000
Common Class A [Member]
Temporary Equity [Line Items]
Number of new stock issued							45,681,499
Common stock per share					$ 18.00		$ 18.00
Deffered offering cost					$ 4,394,000		$ 4,394,000
Common stock authorized					1,000,000,000		1,000,000,000		1,000,000,000
Common stock per share					$ 0.01		$ 0.01		$ 0.01
Shares of common stock pursuant to the exercise of options							4,459,277
Sale of Stock, Consideration Received on Transaction							$ 768,537,000
Common Class A [Member] | IPO [Member]
Temporary Equity [Line Items]
Convertible preferred stock then outstanding	136,625,900
Shares issued, price per share	$ 18.00
Number of new stock issued	45,681,499
Underwriting discounts and commissions	$ 49,336,000
Sale of Stock, Consideration Received on Transaction	$ 768,537,000
Common Class B [Member]
Temporary Equity [Line Items]
Common stock authorized					100,000,000		100,000,000		100,000,000
Common stock per share					$ 0.01		$ 0.01		$ 0.01
Common stock, voting rights							(x) 1.0408163 and (y) the total number of votes that would be cast at such time by the holders of the Class A and Class C common stock and any other preferred stock entitled to vote under the certificate of incorporation at such time (resulting in the Class B common stock collectively holding 51% of the total outstanding voting power)
Common Class C [Member]
Temporary Equity [Line Items]
Number of new stock issued							5,555,555
Common stock authorized					200,000,000		200,000,000		200,000,000
Common stock per share					$ 0.01		$ 0.01		$ 0.01
Stock Issued During Period Value For Private Placement		$ 100,000					$ 99,100,000
Payments of Stock Issuance Costs		$ 900,000			$ 900,000		$ 900,000
Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock authorized					100,000,000		100,000,000
Preferred stock per share					$ 0.01		$ 0.01
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock then outstanding									88,837,063	79,285,678
Shares issued, price per share			$ 100	$ 75					$ 75.00	$ 65.00
Number of new stock issued			1,342,750	170,000					628,719	4,411,048
Proceeds from stock issuance			$ 134,275,000	$ 12,750,000					$ 47,154,000	$ 286,718,000
Issurance cost			$ 750,000	$ 261,000					$ 1,318,000
Stock issued during period, shares, acquisitions									456,667	1,115,934
Common Stock Class A And Class B [Member] | IPO [Member]
Temporary Equity [Line Items]
Sharebased Payment Arrangement Shares Withheld for Tax Withholding Obligations							1,340,354
Common Stock Class A And Class B [Member] | 2020 Equity Incentive Plan [Member]
Temporary Equity [Line Items]
Common stock reserve for issuance											22,083,184